Leases - Additional information (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases
Expense relating to short-term leases	₽ 19	₽ 83
Future minimum lease rentals under non-cancellable operating lease commitments for short term lease	₽ 30		₽ 32
Maximum
Leases
Average life of lease	10 years